Redeemable convertible preferred stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Redeemable convertible preferred stock
Redeemable convertible preferred stock
8.	Redeemable convertible preferred stock

Prior to the IPO, the authorized, issued and outstanding shares of the redeemable convertible preferred stock, liquidation preferences and carrying values were as follows as of December 31, 2022 (in thousands, except share numbers):

	December 31, 2022
		Issued and
	Authorized	Outstanding	Liquidation	Carrying
	Shares	Shares	Preference	Value
Series A	23,301	23,301	$233	$232
Series B	3,217	3,217	37	37
Series B‑1	8,827,439	8,827,439	7,768	7,258
Series C	22,732,250	22,732,250	20,004	17,909
Series D	24,509,954	24,430,409	21,499	19,833
Series A’	720,199	720,199	—	—
Series B’	1,953,304	1,953,304	—	—
Series B‑1’	14,001,243	14,001,243	—	2,780
Series C’	1,037	1,037	—	—
Series D’	3,475,426	3,475,426	—	739
Series D‑1	51,331,148	51,331,148	45,171	26,894
Series E	631,638,725	631,638,725	58,231	58,496
Series F	614,592,927	614,592,927	80,020	80,442
Total	1,373,810,170	1,373,730,625	$232,963	$214,620

In connection with the IPO, all of the Company’s outstanding redeemable convertible preferred stock automatically converted into 15,117,912 shares of Series A common stock and 1,520,490 shares of Series B common stock.

8.Redeemable convertible preferred stock

The authorized, issued and outstanding shares of the redeemable convertible preferred stock, liquidation preferences and carrying values as of December 31, 2022 and 2021 were as follows (in thousands, except share numbers):

	As of December 31, 2022 and 2021
		Issued and
	Authorized	Outstanding	Liquidation	Carrying
Series	Shares	Shares	Preference	Value
Series A	23,301	23,301	$233	$232
Series B	3,217	3,217	37	37
Series B-1	8,827,439	8,827,439	7,768	7,258
Series C	22,732,250	22,732,250	20,004	17,909
Series D	24,509,954	24,430,409	21,499	19,833
Series A’	720,199	720,199	—	—
Series B’	1,953,304	1,953,304	—	—
Series B-1’	14,001,243	14,001,243	—	2,780
Series C’	1,037	1,037	—	—
Series D’	3,475,426	3,475,426	—	739
Series D-1	51,331,148	51,331,148	45,171	26,894
Series E	631,638,725	631,638,725	58,231	58,496
Series F	614,592,927	614,592,927	80,020	80,442
Total	1,373,810,170	1,373,730,625	$232,963	$214,620

Issuance of Series F redeemable convertible preferred stock

On February 10, 2021, the Company received $11.0 million net of issuance costs from a closing of its Series F financing from new and existing investors, resulting in the issuance of 84,485,407 shares of Series F redeemable convertible preferred stock at $0.13020 per share (the Series F Original Issue Price).

Rights, preferences and privileges of the redeemable convertible preferred stock

The rights, preferences and privileges of the redeemable convertible preferred stock were as follows:

Dividends.  The holders of the Company’s redeemable convertible preferred stock (excluding Series D-1) are entitled to receive noncumulative dividends of 8% per share (as adjusted for stock splits, combinations and reorganizations) per annum on each outstanding share of series redeemable convertible preferred stock. Such dividends shall be payable only when and if declared by the

Company’s board of directors. Dividends on redeemable convertible preferred stock shall be payable in preference to and prior to any payments of any dividends on common stock. No dividends have been declared to date.

Conversion.  Redeemable preferred stock is convertible, at the option of the holder, at any time, in fully paid, non-assessable shares of common stock at an initial conversion ratio of 0.012580 (except Series D-1). Series D-1 is not convertible into shares of common stock at the option of the holder.

All of the redeemable convertible preferred stock will automatically convert into common stock, at the then-applicable conversion rate, in the event of either (i) the affirmative vote of the holders of a majority of the then-outstanding shares of series preferred, voting together as a single class on an as-converted to common stock basis, and the affirmative vote of the holders of a majority of the then-outstanding shares of Series F redeemable convertible preferred stock, or (ii) the closing of an underwritten IPO of the Company’s common stock pursuant to a registration statement on Form S-1 under the Securities Act of 1933, as amended, at a price of at least 1.25 times the Series F Original Issue Price, with aggregate gross proceeds of not less than $50.0 million. The Series D-1 is convertible into that number of fully-paid and nonassessable shares of common stock that is equal to $69.94 (as adjusted for stock splits, business combinations and reorganizations), divided by $18.0 million, subject to adjustments.

Voting rights.  The holders of redeemable convertible preferred stock are entitled to that number of votes on all matters presented to stockholders equal to the number of shares of common stock then issuable upon conversion of such preferred stock, with the exception of the holders of the Series D-1 redeemable convertible preferred stock who do not have voting rights.

Liquidation.  In the event of any sale of substantially all of the assets, a merger, or liquidation, dissolution or winding up of the Company, as defined in the restated certificate, the holders of Series A, B, B-1, C, D, D-1, E and F redeemable convertible preferred stock will be entitled to receive, on a pari passu basis and in preference to the holders of common stock, $10.00, $11.50, $0.88, $0.88, $0.88, $0.88, $0.09219 and $0.13020, respectively, per share (as adjusted for stock splits, combinations and reorganizations) plus declared and unpaid dividends, if any. In the event that the assets to be distributed among the holders of Series A, B, B-1, C, D, D-1, E and F redeemable convertible preferred stock are insufficient to permit full payment, the entire remaining assets of the Company legally available for distribution shall be distributed with equal priority and pro rata among these holders based on the aggregate liquidation preference of such holders. After distributing to all preferred stockholders, the remaining assets of the Company will be distributed ratably to the holders of the common stock on a pro rata basis. Each preferred stockholder may convert their shares to common stock shares and participate in the liquidation as a common stockholder. Such stockholder will not be entitled to receive any distribution that would otherwise be made to holders of shares of series preferred that have not been converted (or have not been deemed to have converted) into shares of common stock. Series prime do not have any liquidation preferences.

Deemed liquidation.  A merger, acquisition, sale or lease of all or substantially all of the assets of the Company which will result in the Company’s stockholders immediately prior to such transaction not holding at least 50% of the voting power of the surviving, continuing or purchasing entity, shall be deemed to be a liquidation, dissolution or winding up. Upon this event, holders of redeemable convertible preferred stock shall receive their liquidation preference including any accrued and unpaid dividends as of the liquidating date.

The holders of Series A, B, B-1, C, D, D-1, E and F redeemable convertible preferred stock have certain liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company and would call for the redemption of the then outstanding Series A, B, B-1, C, D, D-1, E and F redeemable convertible preferred stock. Therefore, the Series A, B, B-1, C, D, D-1, E and F redeemable convertible preferred stock are classified outside of stockholders’ deficit on the balance sheets. The carrying value of the redeemable convertible preferred stock is not subsequently remeasured to the redemption value until the contingent redemption events are considered to be probable of occurring.